Share Purchase Warrants (Details 6) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Warrants Outstanding, Beginning Balance	3,571,429	0	252,595
Warrants Outstanding, Ending Balance	3,571,429	3,571,429
Weighted Average Exercise Price, Beginning Balance			$ 1.44
Weighted Average Exercise Price, Granted		$ 0.11
Weighted Average Exercise Price, Ending Balance	$ 0.11	$ 0.11
Weighted average remaining contractual life Beginning Balance	4 years 1 month 13 days		6 months 3 days
Weighted average remaining contractual life, granted		5 years
Weighted average remaining contractual life, Ending Balance	3 years 1 month 13 days	4 years 1 month 13 days
Equity-classified warrants [Member]
Statement [Line Items]
Warrants Outstanding, Beginning Balance	52,806,548	30,140,643	31,259,127
Granted	14,001,041	23,104,000
Expired	(23,316,250)	(438,095)	(1,118,484)
Warrants Outstanding, Ending Balance	43,491,339	52,806,548	30,140,643
Weighted Average Exercise Price, Beginning Balance	$ 0.35	$ 0.52	$ 0.59
Weighted Average Exercise Price, Granted	0.12	0.14
Weighted Average Exercise Price, Expired	(0.50)	(0.70)	(2.43)
Weighted Average Exercise Price, Ending Balance	$ 0.20	$ 0.35	$ 0.52
Weighted average remaining contractual life Beginning Balance	1 year 10 months 24 days	1 year 2 months 15 days	2 years 1 month 20 days
Weighted average remaining contractual life, granted	1 year 11 months 4 days	4 years 2 months 26 days
Weighted average remaining contractual life, Ending Balance	1 year 10 months 20 days	10 months 24 days	1 year 2 months 16 days